Fair Value (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right				205,000
Conversion of warrants				5,830,028
Probability, rate	5.00%
Percentage of probability		5.00%
Common stock, increase authorized		100.00%
Fair Value Adjustment of Warrants			$ (35,000)
Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Adjustment of Warrants			$ 0
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement, input percentage		0.00%